Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Plans and Similar Obligations
Total	€ 1,691	€ 1,485
Level 1
Pension Plans and Similar Obligations
Total	485	445
Equity investments	149	137
Corporate Bonds	151	156
Insurance policies	7	6
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total	1,207	1,040
Equity investments	0	0
Corporate Bonds	0	0
Insurance policies	€ 1,207	€ 1,040